Document and Entity Information	Jun. 15, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, Strategic Storage Trust VI, Inc., a Maryland corporation (the “Company”), hereby amends its Current Report on Form 8-K dated June 15, 2023, for the purpose of filing the financial statements and pro forma financial information with respect to the Company’s acquisition of a portfolio of seven self storage facilities acquired in two phases located in the Greater Toronto Area of Ontario, Canada and Hamilton, Ontario (the “Ontario Portfolio”) from unaffiliated third parties in accordance with Rule 3-14 and Article 11 of Regulation S-X. Phase one consisted of the North York Property which was acquired on January 31, 2023 for a purchase price of approximately CAD $50.5 million, plus closing costs and an acquisition fee. Phase two consisted of the Vaughan Property, Esandar Property, Lakeshore Property, Sheridan Property, Burlington Property and Hamilton Property which were acquired on June 19, 2023 for a purchase price of approximately CAD $212 million, plus closing costs and an acquisition fee.
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	Strategic Storage Trust VI, Inc.
Entity Central Index Key	0001852575
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	000-56545
Entity Tax Identification Number	85-3494431
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	877
Local Phone Number	327-3485
Entity Incorporation, State or Country Code	MD
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false